Risk Management (Details 18) - Capital Risk [Member] - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Basic capital	$ 3,390,823	$ 3,239,546
Regulatory capital	$ 4,304,401	$ 4,101,664
Basic capital	6.96%	7.72%
Regulatory capital	12.86%	13.40%